Related party transactions and balances (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Manadr Medical Holdings Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Services amounting	$ 470,025	$ 381,354	$ 401,253
Goods and services	405,494	90,415	99,817
Receivables balance	147,312	77,031
Payable balance	$ 63,004	14,969
Related party credit term	The credit term is 30 days
Kim JL Healthcare Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Services amounting	$ 16,290	37,058	31,077
Goods and services	2,166	77	46
Receivables balance	10,319	6,025
Payable balance	$ 877	414
Related party credit term	The credit term is 30 days
EC Family Clinic Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Services amounting	$ 5,930	5,132	2,589
Receivables balance	1,793	507
Payable balance	221	73
Rachel Teoh Pui Pui [Member]
Related Party Transaction [Line Items]
Goods and services	8,354	1,431	2,798
Payable balance	798	234
Siaw Tung Yeng [Member]
Related Party Transaction [Line Items]
Goods and services	46,750	34,333	$ 28,564
Payable balance	$ 140,862	$ 516,946